Equity (Details) - Schedule of nonvested shares	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of nonvested shares [Abstract]
Number of shares nonvested, beginning balance | shares
Weighted average grant date value nonvested, beginning balance | $ / shares
Number of shares, granted | shares	1,000,000
Weighted average grant date value, granted | $ / shares	$ 1,330,000
Number of shares, vested | shares
Weighted average grant date value, vested | $ / shares
Number of shares nonvested, ending balance | shares	1,000,000
Weighted average grant date value nonvested, ending balance | $ / shares	$ 1,330,000